Organization and Principal Activities - Additional Information (Detail) ¥ / shares in Units, $ in Thousands				12 Months Ended
	May 05, 2018 USD ($)	Oct. 03, 2016 USD ($) shares	Dec. 22, 2014 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) Subsidiary	Dec. 31, 2017 USD ($) Subsidiary	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Number of wholly owned subsidiaries | Subsidiary				2	2
Accumulated losses from operation				¥ 549,911,000		¥ 310,847,000	¥ 196,866,000	$ 84,520
Net cash (used in)/provided by operating activities				¥ (306,704,000)	$ (47,141)	(235,177,000)	(97,377,000)
IPO [Member] | American Depositary Shares
Related Party Transaction [Line Items]
American Depositary Shares issued | shares		7,705,000
Initial offering period				The Company completed its initial public offering ("IPO") on September 23, 2016 on the NASDAQ Global Select Market and the underwriters subsequently exercised their over-allotment option on October 3, 2016.	The Company completed its initial public offering ("IPO") on September 23, 2016 on the NASDAQ Global Select Market and the underwriters subsequently exercised their over-allotment option on October 3, 2016.
Proceeds from issuance of American Depositary Shares | $		$ 87,100
IPO [Member] | American Depositary Shares | Class B Ordinary Shares
Related Party Transaction [Line Items]
Number of common stock issuable on conversion | shares		1
Variable Interest Entity
Related Party Transaction [Line Items]
Registered capital of the VIEs and VIE subsidiaries				¥ 146,000,000		124,000,000	124,000,000
Assets in the consolidated VIEs				¥ 0		¥ 0	¥ 0
Exclusive Business Cooperation Agreement | Gridsum PRC Holding
Related Party Transaction [Line Items]
Percentage of net income as service fee			90.00%
Agreement term			10 years
Notice period for agreement termination			30 days
Exclusive Option Agreement | Gridsum PRC Holding
Related Party Transaction [Line Items]
Agreement term			10 years
Equity interest purchase price, per share | ¥ / shares			¥ 10.00
Exclusive Option Agreement | Gridsum PRC Holding | Maximum
Related Party Transaction [Line Items]
Material contract, value			¥ 1,000,000,000
Restructuring Plan 2010
Related Party Transaction [Line Items]
Ownership Interest				100.00%				100.00%
Subsequent Event
Related Party Transaction [Line Items]
Proceeds from convertible note issuance | $	$ 40,000